Warrants for Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Warrants for Stock
Warrants for Stock

At December 31, 2017 and 2016 warrants outstanding for common stock of the Company were as follows:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2017	292,308	$11.71
Granted	291,011	2.74
Exercised	—	—
Canceled	(55,952)	23.27
Balance at December 31, 2017	527,367	$5.53

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2016	240,685	$18.01
Granted	58,226	5.27
Exercised	—	—
Canceled	(6,603)	21.78
Balance at December 31, 2016	292,308	$11.71

During the year ended December 31, 2017, the Company granted 30,799 warrants for $1,170,000 in capital contributions through Navitus Partners, LLC. The Company also granted 53,808 warrants in exchange for services during the year ended December 31, 2017. The Company also granted 69,476 warrants to purchase shares of common stock to directors, officers and employees for 2016 services during the year ended December 31, 2017. The Company also issued 136,928 warrants to purchase shares of common stock to Visionary Private Equity Group I, LP in conjunction with a private placement uring the year ended December 31, 2017. All warrants were valued using the Black Scholes pricing model.

During the year ended December 31, 2016, the Company granted 55,594 warrants for $2,112,000 in capital contributions through Navitus Partners, LLC. The Company also granted 2,632 warrants in exchange for services during the year ended December 31, 2016. All warrants were valued using the Black Scholes pricing model.

The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2017:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$4.94 – $17.48	216,877	$9.56	1.81	216,877	$9.56
$1.52 – $3.51	310,490	$2.72	4.19	310,490	$2.72
	527,367			527,367

The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2016:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$475.00 – $475.00	422	$475	0.81	422	$475
$4.94 – $38.00	272,407	$11.65	2.35	272,407	$11.65
$2.28 – $3.42	19,479	$2.49	4.88	19,479	$2.49
	292,308			292,308

These common stock purchase warrants do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants using the Black-Scholes Option Pricing Model using the following assumptions:

	2017	2016
Risk free interest rates	1.19% – 2.13%	1.25% – 1.72%
Expected life	5 years	5 years
Estimated volatility	918.7% – 972.1%	422.9% – 667.5%
Dividend yield	—%	—%

Expected volatility is based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods that correspond to the expected term of the warrants. The Company believes this method produces an estimate that is representative of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected term of these warrants is likely to differ materially from historical volatility. The expected term is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities.

At December 31, 2017 and 2016 the aggregate intrinsic value of the warrants outstanding and exercisable was $408,938 and $0, respectively. The intrinsic value of a warrant is the amount by which the market value of the underlying warrant exercise price exceeds the market price of the stock at December 31 of each year.